Expense Example	Aug. 21, 2026 USD ($)
GraniteShares 2x Long XE Daily ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 156
Expense Example, with Redemption, 3 Years	511
GraniteShares 2x Long MAIR Daily ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	156
Expense Example, with Redemption, 3 Years	511
GraniteShares 2x Long RVMD Daily ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	156
Expense Example, with Redemption, 3 Years	$ 511